DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts receivable, expected loss allowance for doubtful accounts and concentrations of credit risk (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Customer program reserves and cash discounts netted against accounts receivable	$ 11,804	$ 10,894
Home Depot | Accounts Receivable | Customer Concentration Risk
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	5.00%	11.00%